Prepaid Expenses and Other Current Asset, Net (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Prepaid Expenses and Other Current Asset, Net (Details) [Line Items]
Investment	$ 10,000,000
Custody funds	100,000
Deposits	100,000
Funken Vision Advertising (HK) Limited [Member]
Prepaid Expenses and Other Current Asset, Net (Details) [Line Items]
Investment	$ 2,000,000